Note 6 - Registered Direct Offerings (Details Textual)				12 Months Ended
	May 12, 2019 $ / shares shares	Jul. 02, 2018 $ / shares shares	Feb. 24, 2017 $ / shares shares	Sep. 30, 2021 shares	Sep. 30, 2016 USD ($)
Shelf Registration Statement, Maximum Amount Authorized | $					$ 50,000,000
Class Of Series F Warrant [Member]
Class of Warrant or Right, Exercised (in shares)				0
Class Of Warrant Or Right Acquired Upon Exercise (in shares)				5,591,664
Class Of Series G Warrant [Member]
Class Of Warrant Or Right Acquired Upon Exercise (in shares)				6,802,500
Class Of Series H Warrant [Member]
Class Of Warrant Or Right Acquired Upon Exercise (in shares)				8,615,384
Registered Direct Offering 2017 [Member]
Stock Issued During Period, Shares, New Issues (in shares)			10,166,664
Shares Issued, Price Per Share (in dollars per share) | $ / shares			$ 0.60
Registered Direct Offering 2017 [Member] | Class Of Series F Warrant [Member]
Percentage of Warrants Per Unit			55
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 0.75
Registered Direct Offering 2018 [Member]
Stock Issued During Period, Shares, New Issues (in shares)		9,070,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares		$ 0.50
Number Of Accredited Investors		8
Registered Direct Offering 2018 [Member] | Class Of Series G Warrant [Member]
Percentage of Warrants Per Unit		75
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 0.70
Registered Direct Offering 2019 [Member]
Stock Issued During Period, Shares, New Issues (in shares)	8,615,384
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 0.325
Number Of Accredited Investors	5
Registered Direct Offering 2019 [Member] | Class Of Series H Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.40